Fair Value Measurements - Quantitative information regarding fair value measurement inputs for the warrants (Details)	Dec. 31, 2022 Y $ / shares	Nov. 15, 2022	Dec. 31, 2021	Jul. 22, 2021 $ / shares Y
Exercise Price | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	11.50			11.50
Volume-Weighted Average Price | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.1019	0.1009
Stock Price | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	9.84			9.39
Volatility | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.1050		0.1050	0.168
Volatility | Maximum
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.640	0.64
Volatility | Minimum
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.0160	0.0221
Expected term | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input | Y	5.0			5.0
Expected term | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.0031	0.0043
Risk-free rate | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.0119		0.0119	0.0071
Risk-free rate | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0.0446	0.0447
Dividend yield | Private Warrants
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0			0
Dividend yield | PIPE Derivative Liability
Quantitative information regarding fair value measurement inputs for the Private Placement Warrants
Derivative liability, measurement input	0	0